Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of consolidated VIE assets and liabilities
Total assets	$ 243,214.2	$ 255,348.3
Total liabilities	236,034.5	242,639.6
Aggregate consolidated variable interest entities
Carrying amounts of consolidated VIE assets and liabilities
Total assets	1,872.2	1,972.8
Total liabilities	84.0	56.4
Real estate VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	689.6	709.6
Total liabilities	42.2	36.1
Residential mortgage loans VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	1,182.6	1,263.2
Total liabilities	$ 41.8	$ 20.3